UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (1,382,784)	$ (133,014)	$ 36,861
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued interest on Promissory Notes	1,616,132
Interest earned on investments held in Trust Account	(1,991,307)	(777,810)	(1,739,145)
Changes in operating assets and liabilities:
Prepaid expenses	152,015	274,173	333,205
Accrued expenses	197,967	(5,000)	63,363
Income tax payable	(45,388)	61,308	83,543
Deferred tax payable	(72,168)		72,168
Franchise tax payable	(33,712)		137,112
Due to related party	74,000	(3,257)	(3,257)
Net cash used in operating activities	(1,485,245)	(583,600)	(1,016,150)
Cash Flows from Investing Activities:
Extension funding of Trust Account	(490,484)
Funds withdrawn from Trust Account for redemptions	102,897,540
Cash withdrawn from Trust Account to pay taxes	618,084		307,145
Net cash provided by investing activities	103,025,140		307,145
Cash Flows from Financing Activities:
Proceeds from issuance of Promissory Note	981,460
Proceeds from related party	181,819
Payment of redemptions on Common Stock	(102,897,540)
Net cash used in financing activities	(101,734,261)
Net Change in Cash	(194,366)	(583,600)	(709,005)
Cash - Beginning of period	222,266	931,271	931,271
Cash - End of period	27,900	347,671	222,266
Supplemental disclosure of non-cash financing activities:
Discount on Promissory Notes for fair value of shares transferred	1,616,132
Excise tax liability accrued for common stock redemptions	1,028,975
Remeasurement of common stock subject to possible redemption	$ 1,980,110	$ 444,707	$ 1,154,587